Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Provision of Income Taxes [Line Items]
Earnings attributable to non-tax paying entities	$ 3,815	$ 8,597	$ 17,261
Foreign rate differential	714	(1,996)	160
Change in valuation allowance	19,398	(21,586)	(4,845)
Effect of intercompany asset transfer	(23,484)	25,987
Impact of tax law changes	7,237	5,068
Foreign withholding tax incurred	2,259	692	2,681
Withholding taxes on unrepatriated foreign earnings	(1,212)	2,215	(38)
Inflation adjustment	(2,235)	(1,333)	(1,655)
Permanent adjustments	503	(3,001)	2,707
Foreign exchange translation	2,668	(1,464)	(627)
Other - net	1,936	471	229
Total	4,889	8,181	7,642
CANADA
Reconciliation of Provision of Income Taxes [Line Items]
Income tax expense (benefit) at Canadian federal rate	$ (6,710)	$ (5,469)	$ (8,231)